SCHEDULE IV - REINSURANCE	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SCHEDULE IV - REINSURANCE
SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2020
Life insurance in force	$41,853,809	$8,329,864	$416,082	$33,940,027	1.2%

Premiums and contract charges:
Life insurance	$156,594	$17,131	$588	$140,051	0.4%
Accident and health insurance	18,218	851	—	17,367	—%
Total premiums and contract charges	$174,812	$17,982	$588	$157,418	0.4%

Year ended December 31, 2019
Life insurance in force	$42,654,371	$8,581,710	$436,841	$34,509,502	1.3%

Premiums and contract charges:
Life insurance	$156,192	$17,595	$697	$139,294	0.5%
Accident and health insurance	47,422	950	—	46,472	—%
Total premiums and contract charges	$203,614	$18,545	$697	$185,766	0.4%

Year ended December 31, 2018
Life insurance in force	$42,502,450	$8,914,558	$455,594	$34,043,486	1.3%

Premiums and contract charges:
Life insurance	$154,016	$18,322	$685	$136,379	0.5%
Accident and health insurance	45,273	1,011	—	44,262	—%
Total premiums and contract charges	$199,289	$19,333	$685	$180,641	0.4%
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(1) No reinsurance or coinsurance income was netted against premiums ceded in 2020, 2019 or 2018.